Fair Value Measurements, Fair Value Hierarchy Table (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Financial Assets:
Investment Percentage in Industrial Sector	53.00%		53.00%
Investment Percentage in Financial Sector	38.00%		36.00%
Investment Percentage in Utilities Sector	9.00%		11.00%
Fair Value, Measurements, Recurring [Member]
Financial Assets:
Cash and cash equivalents	49.8		135.6
Available for sale securities	4.9		4.6
Total Assets	677.3		728.8
Financial Liabilities:
Notes	(203.0)		(214.7)
Total Liabilities	(278.2)		(306.1)
Fair Value, Measurements, Recurring [Member] | VEBAs and Canadian Pension Plan | Fixed income investment funds in registered investment companies
Financial Assets:
VEBAs and Canadian Pension Plan Assets	413.3	[1]	299.1	[1]
Fair Value, Measurements, Recurring [Member] | VEBAs and Canadian Pension Plan | Mortgage backed securities
Financial Assets:
VEBAs and Canadian Pension Plan Assets	33.9		81.7
Fair Value, Measurements, Recurring [Member] | VEBAs and Canadian Pension Plan | Corporate debt securities
Financial Assets:
VEBAs and Canadian Pension Plan Assets	39.1	[2]	47.6	[2]
Fair Value, Measurements, Recurring [Member] | VEBAs and Canadian Pension Plan | Equity investment funds in registered investment companies
Financial Assets:
VEBAs and Canadian Pension Plan Assets	52.3	[3]	32.8	[3]
Fair Value, Measurements, Recurring [Member] | VEBAs and Canadian Pension Plan | United States Treasuries
Financial Assets:
VEBAs and Canadian Pension Plan Assets	1.6		15.0
Fair Value, Measurements, Recurring [Member] | VEBAs and Canadian Pension Plan | Municipal debt securities
Financial Assets:
VEBAs and Canadian Pension Plan Assets	6.3		7.1
Fair Value, Measurements, Recurring [Member] | VEBAs and Canadian Pension Plan | Cash and money market investments
Financial Assets:
VEBAs and Canadian Pension Plan Assets	12.1	[4]	11.2	[4]
Fair Value, Measurements, Recurring [Member] | VEBAs and Canadian Pension Plan | Asset backed securities
Financial Assets:
VEBAs and Canadian Pension Plan Assets	5.0		10.1
Fair Value, Measurements, Recurring [Member] | VEBAs and Canadian Pension Plan | Diversified investment funds in registered investment companies
Financial Assets:
VEBAs and Canadian Pension Plan Assets	12.3	[5]	4.9	[5]
Fair Value, Measurements, Recurring [Member] | Aluminum | Call option purchase contracts
Financial Assets:
Derivative Assets			9.3
Fair Value, Measurements, Recurring [Member] | Aluminum | Put option purchase contracts
Financial Assets:
Derivative Assets			0.1
Fair Value, Measurements, Recurring [Member] | Aluminum | Fixed priced purchase contracts
Financial Assets:
Derivative Assets	0.3		18.2
Financial Liabilities:
Derivative Liabilities	(7.8)		(0.4)
Fair Value, Measurements, Recurring [Member] | Aluminum | Fixed priced sales contracts
Financial Liabilities:
Derivative Liabilities			(3.4)
Fair Value, Measurements, Recurring [Member] | Aluminum | Midwest premium swap contracts
Financial Assets:
Derivative Assets	0.1		0.2
Financial Liabilities:
Derivative Liabilities	(0.1)		(0.1)
Fair Value, Measurements, Recurring [Member] | Aluminum | Call option sales contracts
Financial Liabilities:
Derivative Liabilities			(9.3)
Fair Value, Measurements, Recurring [Member] | Aluminum | Put option sales contracts
Financial Liabilities:
Derivative Liabilities			(0.1)
Fair Value, Measurements, Recurring [Member] | Natural Gas | Call option purchase contracts
Financial Assets:
Derivative Assets			0.3
Fair Value, Measurements, Recurring [Member] | Natural Gas | Put option purchase contracts
Financial Assets:
Derivative Assets			2.5
Fair Value, Measurements, Recurring [Member] | Natural Gas | Fixed priced purchase contracts
Financial Assets:
Derivative Assets			0.1
Financial Liabilities:
Derivative Liabilities	(1.3)		(0.5)
Fair Value, Measurements, Recurring [Member] | Natural Gas | Put option sales contracts
Financial Liabilities:
Derivative Liabilities	(5.6)		(4.6)
Fair Value, Measurements, Recurring [Member] | Electricity | Fixed priced purchase contracts
Financial Liabilities:
Derivative Liabilities	(1.8)
Fair Value, Measurements, Recurring [Member] | Hedges Relating to the Notes | Call Options
Financial Assets:
Derivative Assets	46.3		48.4
Fair Value, Measurements, Recurring [Member] | Hedges Relating to the Notes | Bifurcated Conversion Feature
Financial Liabilities:
Derivative Liabilities	(53.9)		(60.0)
Fair Value, Measurements, Recurring [Member] | Level 1
Financial Assets:
Cash and cash equivalents	49.8		135.6
Available for sale securities	0		0
Total Assets	61.9		146.8
Financial Liabilities:
Notes	(203.0)		(214.7)
Total Liabilities	(203.0)		(214.7)
Fair Value, Measurements, Recurring [Member] | Level 1 | VEBAs and Canadian Pension Plan | Fixed income investment funds in registered investment companies
Financial Assets:
VEBAs and Canadian Pension Plan Assets	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 | VEBAs and Canadian Pension Plan | Mortgage backed securities
Financial Assets:
VEBAs and Canadian Pension Plan Assets	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 | VEBAs and Canadian Pension Plan | Corporate debt securities
Financial Assets:
VEBAs and Canadian Pension Plan Assets	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 | VEBAs and Canadian Pension Plan | Equity investment funds in registered investment companies
Financial Assets:
VEBAs and Canadian Pension Plan Assets	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 | VEBAs and Canadian Pension Plan | United States Treasuries
Financial Assets:
VEBAs and Canadian Pension Plan Assets	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 | VEBAs and Canadian Pension Plan | Municipal debt securities
Financial Assets:
VEBAs and Canadian Pension Plan Assets	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 | VEBAs and Canadian Pension Plan | Cash and money market investments
Financial Assets:
VEBAs and Canadian Pension Plan Assets	12.1	[4]	11.2	[4]
Fair Value, Measurements, Recurring [Member] | Level 1 | VEBAs and Canadian Pension Plan | Asset backed securities
Financial Assets:
VEBAs and Canadian Pension Plan Assets	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 | VEBAs and Canadian Pension Plan | Diversified investment funds in registered investment companies
Financial Assets:
VEBAs and Canadian Pension Plan Assets	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 | Aluminum | Call option purchase contracts
Financial Assets:
Derivative Assets			0
Fair Value, Measurements, Recurring [Member] | Level 1 | Aluminum | Put option purchase contracts
Financial Assets:
Derivative Assets			0
Fair Value, Measurements, Recurring [Member] | Level 1 | Aluminum | Fixed priced purchase contracts
Financial Assets:
Derivative Assets	0		0
Financial Liabilities:
Derivative Liabilities	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 | Aluminum | Fixed priced sales contracts
Financial Liabilities:
Derivative Liabilities			0
Fair Value, Measurements, Recurring [Member] | Level 1 | Aluminum | Midwest premium swap contracts
Financial Assets:
Derivative Assets	0		0
Financial Liabilities:
Derivative Liabilities	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 | Aluminum | Call option sales contracts
Financial Liabilities:
Derivative Liabilities			0
Fair Value, Measurements, Recurring [Member] | Level 1 | Aluminum | Put option sales contracts
Financial Liabilities:
Derivative Liabilities			0
Fair Value, Measurements, Recurring [Member] | Level 1 | Natural Gas | Call option purchase contracts
Financial Assets:
Derivative Assets			0
Fair Value, Measurements, Recurring [Member] | Level 1 | Natural Gas | Put option purchase contracts
Financial Assets:
Derivative Assets			0
Fair Value, Measurements, Recurring [Member] | Level 1 | Natural Gas | Fixed priced purchase contracts
Financial Assets:
Derivative Assets			0
Financial Liabilities:
Derivative Liabilities	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 | Natural Gas | Put option sales contracts
Financial Liabilities:
Derivative Liabilities	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 | Electricity | Fixed priced purchase contracts
Financial Liabilities:
Derivative Liabilities	0
Fair Value, Measurements, Recurring [Member] | Level 1 | Hedges Relating to the Notes | Call Options
Financial Assets:
Derivative Assets	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 | Hedges Relating to the Notes | Bifurcated Conversion Feature
Financial Liabilities:
Derivative Liabilities	0		0
Fair Value, Measurements, Recurring [Member] | Level 2
Financial Assets:
Cash and cash equivalents	0		0
Available for sale securities	4.9		4.6
Total Assets	615.3		581.8
Financial Liabilities:
Notes	0		0
Total Liabilities	(75.1)		(91.3)
Fair Value, Measurements, Recurring [Member] | Level 2 | VEBAs and Canadian Pension Plan | Fixed income investment funds in registered investment companies
Financial Assets:
VEBAs and Canadian Pension Plan Assets	413.3	[1]	299.1	[1]
Fair Value, Measurements, Recurring [Member] | Level 2 | VEBAs and Canadian Pension Plan | Mortgage backed securities
Financial Assets:
VEBAs and Canadian Pension Plan Assets	33.9		81.7
Fair Value, Measurements, Recurring [Member] | Level 2 | VEBAs and Canadian Pension Plan | Corporate debt securities
Financial Assets:
VEBAs and Canadian Pension Plan Assets	39.1	[2]	47.6	[2]
Fair Value, Measurements, Recurring [Member] | Level 2 | VEBAs and Canadian Pension Plan | Equity investment funds in registered investment companies
Financial Assets:
VEBAs and Canadian Pension Plan Assets	52.3	[3]	32.8	[3]
Fair Value, Measurements, Recurring [Member] | Level 2 | VEBAs and Canadian Pension Plan | United States Treasuries
Financial Assets:
VEBAs and Canadian Pension Plan Assets	1.6		15.0
Fair Value, Measurements, Recurring [Member] | Level 2 | VEBAs and Canadian Pension Plan | Municipal debt securities
Financial Assets:
VEBAs and Canadian Pension Plan Assets	6.3		7.1
Fair Value, Measurements, Recurring [Member] | Level 2 | VEBAs and Canadian Pension Plan | Cash and money market investments
Financial Assets:
VEBAs and Canadian Pension Plan Assets	0		0
Fair Value, Measurements, Recurring [Member] | Level 2 | VEBAs and Canadian Pension Plan | Asset backed securities
Financial Assets:
VEBAs and Canadian Pension Plan Assets	5.0		10.1
Fair Value, Measurements, Recurring [Member] | Level 2 | VEBAs and Canadian Pension Plan | Diversified investment funds in registered investment companies
Financial Assets:
VEBAs and Canadian Pension Plan Assets	12.3	[5]	4.9	[5]
Fair Value, Measurements, Recurring [Member] | Level 2 | Aluminum | Call option purchase contracts
Financial Assets:
Derivative Assets			9.3
Fair Value, Measurements, Recurring [Member] | Level 2 | Aluminum | Put option purchase contracts
Financial Assets:
Derivative Assets			0.1
Fair Value, Measurements, Recurring [Member] | Level 2 | Aluminum | Fixed priced purchase contracts
Financial Assets:
Derivative Assets	0.3		18.2
Financial Liabilities:
Derivative Liabilities	(7.8)		(0.4)
Fair Value, Measurements, Recurring [Member] | Level 2 | Aluminum | Fixed priced sales contracts
Financial Liabilities:
Derivative Liabilities			(3.4)
Fair Value, Measurements, Recurring [Member] | Level 2 | Aluminum | Midwest premium swap contracts
Financial Assets:
Derivative Assets	0		0
Financial Liabilities:
Derivative Liabilities	0		0
Fair Value, Measurements, Recurring [Member] | Level 2 | Aluminum | Call option sales contracts
Financial Liabilities:
Derivative Liabilities			(9.3)
Fair Value, Measurements, Recurring [Member] | Level 2 | Aluminum | Put option sales contracts
Financial Liabilities:
Derivative Liabilities			(0.1)
Fair Value, Measurements, Recurring [Member] | Level 2 | Natural Gas | Call option purchase contracts
Financial Assets:
Derivative Assets			0.3
Fair Value, Measurements, Recurring [Member] | Level 2 | Natural Gas | Put option purchase contracts
Financial Assets:
Derivative Assets			2.5
Fair Value, Measurements, Recurring [Member] | Level 2 | Natural Gas | Fixed priced purchase contracts
Financial Assets:
Derivative Assets			0.1
Financial Liabilities:
Derivative Liabilities	(1.3)		(0.5)
Fair Value, Measurements, Recurring [Member] | Level 2 | Natural Gas | Put option sales contracts
Financial Liabilities:
Derivative Liabilities	(5.6)		(4.6)
Fair Value, Measurements, Recurring [Member] | Level 2 | Electricity | Fixed priced purchase contracts
Financial Liabilities:
Derivative Liabilities	(1.8)
Fair Value, Measurements, Recurring [Member] | Level 2 | Hedges Relating to the Notes | Call Options
Financial Assets:
Derivative Assets	46.3		48.4
Fair Value, Measurements, Recurring [Member] | Level 2 | Hedges Relating to the Notes | Bifurcated Conversion Feature
Financial Liabilities:
Derivative Liabilities	(53.9)		(60.0)
Fair Value, Measurements, Recurring [Member] | Level 3
Financial Assets:
Cash and cash equivalents	0		0
Available for sale securities	0		0
Total Assets	0.1		0.2
Financial Liabilities:
Notes	0		0
Total Liabilities	(0.1)		(0.1)
Fair Value, Measurements, Recurring [Member] | Level 3 | VEBAs and Canadian Pension Plan | Fixed income investment funds in registered investment companies
Financial Assets:
VEBAs and Canadian Pension Plan Assets	0		0
Fair Value, Measurements, Recurring [Member] | Level 3 | VEBAs and Canadian Pension Plan | Mortgage backed securities
Financial Assets:
VEBAs and Canadian Pension Plan Assets	0		0
Fair Value, Measurements, Recurring [Member] | Level 3 | VEBAs and Canadian Pension Plan | Corporate debt securities
Financial Assets:
VEBAs and Canadian Pension Plan Assets	0		0
Fair Value, Measurements, Recurring [Member] | Level 3 | VEBAs and Canadian Pension Plan | Equity investment funds in registered investment companies
Financial Assets:
VEBAs and Canadian Pension Plan Assets	0		0
Fair Value, Measurements, Recurring [Member] | Level 3 | VEBAs and Canadian Pension Plan | United States Treasuries
Financial Assets:
VEBAs and Canadian Pension Plan Assets	0		0
Fair Value, Measurements, Recurring [Member] | Level 3 | VEBAs and Canadian Pension Plan | Municipal debt securities
Financial Assets:
VEBAs and Canadian Pension Plan Assets	0		0
Fair Value, Measurements, Recurring [Member] | Level 3 | VEBAs and Canadian Pension Plan | Cash and money market investments
Financial Assets:
VEBAs and Canadian Pension Plan Assets	0		0
Fair Value, Measurements, Recurring [Member] | Level 3 | VEBAs and Canadian Pension Plan | Asset backed securities
Financial Assets:
VEBAs and Canadian Pension Plan Assets	0		0
Fair Value, Measurements, Recurring [Member] | Level 3 | VEBAs and Canadian Pension Plan | Diversified investment funds in registered investment companies
Financial Assets:
VEBAs and Canadian Pension Plan Assets	0		0
Fair Value, Measurements, Recurring [Member] | Level 3 | Aluminum | Call option purchase contracts
Financial Assets:
Derivative Assets			0
Fair Value, Measurements, Recurring [Member] | Level 3 | Aluminum | Put option purchase contracts
Financial Assets:
Derivative Assets			0
Fair Value, Measurements, Recurring [Member] | Level 3 | Aluminum | Fixed priced purchase contracts
Financial Assets:
Derivative Assets	0		0
Financial Liabilities:
Derivative Liabilities	0		0
Fair Value, Measurements, Recurring [Member] | Level 3 | Aluminum | Fixed priced sales contracts
Financial Liabilities:
Derivative Liabilities			0
Fair Value, Measurements, Recurring [Member] | Level 3 | Aluminum | Midwest premium swap contracts
Financial Assets:
Derivative Assets	0.1		0.2
Financial Liabilities:
Derivative Liabilities	(0.1)		(0.1)
Fair Value, Measurements, Recurring [Member] | Level 3 | Aluminum | Call option sales contracts
Financial Liabilities:
Derivative Liabilities			0
Fair Value, Measurements, Recurring [Member] | Level 3 | Aluminum | Put option sales contracts
Financial Liabilities:
Derivative Liabilities			0
Fair Value, Measurements, Recurring [Member] | Level 3 | Natural Gas | Call option purchase contracts
Financial Assets:
Derivative Assets			0
Fair Value, Measurements, Recurring [Member] | Level 3 | Natural Gas | Put option purchase contracts
Financial Assets:
Derivative Assets			0
Fair Value, Measurements, Recurring [Member] | Level 3 | Natural Gas | Fixed priced purchase contracts
Financial Assets:
Derivative Assets			0
Financial Liabilities:
Derivative Liabilities	0		0
Fair Value, Measurements, Recurring [Member] | Level 3 | Natural Gas | Put option sales contracts
Financial Liabilities:
Derivative Liabilities	0		0
Fair Value, Measurements, Recurring [Member] | Level 3 | Electricity | Fixed priced purchase contracts
Financial Liabilities:
Derivative Liabilities	0
Fair Value, Measurements, Recurring [Member] | Level 3 | Hedges Relating to the Notes | Call Options
Financial Assets:
Derivative Assets	0		0
Fair Value, Measurements, Recurring [Member] | Level 3 | Hedges Relating to the Notes | Bifurcated Conversion Feature
Financial Liabilities:
Derivative Liabilities	0		0
Los Angeles Promissory Note | Fair Value, Measurements, Recurring [Member]
Financial Liabilities:
Promissory Note			(7.0)
Los Angeles Promissory Note | Fair Value, Measurements, Recurring [Member] | Level 1
Financial Liabilities:
Promissory Note			0
Los Angeles Promissory Note | Fair Value, Measurements, Recurring [Member] | Level 2
Financial Liabilities:
Promissory Note			(7.0)
Los Angeles Promissory Note | Fair Value, Measurements, Recurring [Member] | Level 3
Financial Liabilities:
Promissory Note			0
Nichols Promissory Note | Fair Value, Measurements, Recurring [Member]
Financial Liabilities:
Promissory Note	(4.7)		(6.0)
Nichols Promissory Note | Fair Value, Measurements, Recurring [Member] | Level 1
Financial Liabilities:
Promissory Note	0		0
Nichols Promissory Note | Fair Value, Measurements, Recurring [Member] | Level 2
Financial Liabilities:
Promissory Note	(4.7)		(6.0)
Nichols Promissory Note | Fair Value, Measurements, Recurring [Member] | Level 3
Financial Liabilities:
Promissory Note	0		0

[1]	This category represents investments in various fixed income funds with multiple registered investment companies. Such funds invest in diversified portfolios, including (a) marketable fixed income securities such as (i) U.S. Treasury and other government issued debt securities, (ii) mortgage backed securities, (iii) asset backed securities, (iv) corporate bonds, notes and debentures in various sectors, (v) preferred stock, (vi) various deposit accounts and (vii) repurchase agreements and reverse repurchase agreements, (b) higher yielding, non-investment-grade fixed income securities in the high yield market, (c) debt securities of issuers located in countries with new or emerging markets, denominated in U.S. dollars or other foreign currencies and (d) fixed income instruments which may be represented by options, future contracts or swap agreements. The fair value of assets in this category is estimated using the net asset value per share of the investments.
[2]	This category represents investments in fixed income corporate securities in various sectors. Investments in the industrial, financial and utilities sectors in 2011 represented approximately 53%, 38% and 9% of the total portfolio in this category, respectively. Investments in the industrial, financial and utilities sectors in 2010 represented approximately 53%, 36% and 11% of the total portfolio in this category, respectively. The fair value of assets in this category is estimated using the net asset value per share of the investments.
[3]	This category represents investments in equity funds that invest in portfolios comprised of (i) equity securities of U.S. companies with a certain market capitalization threshold, (ii) American Depositary Receipts, or ADRs, for securities of non-U.S. issuers, and (iii) securities whose principal market is outside of U.S. The fair value of assets in this category is estimated using the net asset value per share of the investments. The fair value of assets in this category is estimated using the net asset value per share of the investments.
[4]	This category represents cash and investments in various money market funds.
[5]	The plan assets are invested in investment funds that hold a diversified portfolio of U.S and international equity securities and fixed income securities such as corporate bonds, government bonds, mortgage and asset backed securities. The fair value of assets in this category is estimated using the net asset value per share of the investments.